Total
Principal Funds, Inc.
Supplement dated December 17, 2019
to the Statutory Prospectus dated March 1, 2019
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Strategic Asset Management Balanced Portfolio
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Balanced Blended Index and replace with the following:
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Principal Funds Inc | Strategic Asset Management Balanced Portfolio | SAM Balanced Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	SAM Balanced Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	(4.23%)	4.81%	8.50%

Principal Funds Inc | Strategic Asset Management Conservative Growth Portfolio
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH
In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Conservative Growth Blended Index and replace with the following:
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Principal Funds Inc | Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	(5.77%)	5.47%	10.03%

Principal Funds Inc | Strategic Asset Management Flexible Income Portfolio
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Flexible Income Blended Index and replace with the following:
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Principal Funds Inc | Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)	(1.56%)	3.62%	5.72%